Leases - Lessee: Supplemental Balance Sheet Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Operating And Finance Lease Supplemental Balance Sheet Information [Line Items]
Right-of-use asset (operating leases)	¥ 265,434	¥ 249,480
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets	Other Assets
Operating lease, Other Liabilities	¥ 268,286	¥ 251,860
Operating lease, Total lease liabilities	¥ 268,286	¥ 251,860
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Liabilities	Liabilities
Operating lease, Weighted average remaining lease term	11 years	12 years
Operating lease, Weighted average discount rate	2.10%	1.70%
Right-of-use asset (finance leases)	¥ 3,080	¥ 7,034
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Net Investment in Lease, before Allowance for Credit Loss	Net Investment in Lease, before Allowance for Credit Loss
Finance leases, Other Liabilities	¥ 3,400	¥ 7,479
Finance leases, Total lease liabilities	¥ 3,400	¥ 7,479
Finance leases, Weighted average remaining lease term	11 years	35 years
Finance leases, Weighted average discount rate	2.00%	2.00%
Investment in Operating Leases
Operating And Finance Lease Supplemental Balance Sheet Information [Line Items]
Right-of-use asset (operating leases)	¥ 68,943	¥ 68,883
Right-of-use asset (finance leases)	87	4,634
Property under Facility Operations
Operating And Finance Lease Supplemental Balance Sheet Information [Line Items]
Right-of-use asset (operating leases)	105,299	99,201
Right-of-use asset (finance leases)	2,376	1,863
Office Facilities
Operating And Finance Lease Supplemental Balance Sheet Information [Line Items]
Right-of-use asset (operating leases)	91,192	81,396
Right-of-use asset (finance leases)	¥ 617	¥ 537